General (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 15, 2020	Feb. 27, 2019	Dec. 31, 2017
Accumulated losses	$ (17,507,868)	$ (5,693,353)
Working capital	1,535,491
Shareholders' deficit	(6,248,812)	(1,215,934)			$ (1,339,633)
Cash and cash equivalents	12,155	63,550
Convertible Bridge Loans Transactions [Member]
Proceeds from issuance of financial instruments	1,374,470	27,000
Exercise of Stock Warrants into Shares [Member]
Proceeds from issuance of financial instruments		324,258
Private Placement Transactions [Member]
Proceeds from issuance of financial instruments	$ 295,000	$ 100,000
Subsequent Event [Member]
Cash and cash equivalents			$ 300,000
Joint Venture Agreement [Member] | Breakthrough Diagnostics, Inc. [Member]
Ownership percentage				19.99%